Note 17 - Tax Expense	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of income tax [text block]
17	Tax expense

	2019	2018	2017
Tax recognised in profit or loss

Current tax	7,311	3,783	4,995
Income tax– current year	6,802	2,523	3,702
Income tax – Prior year under provision	29	1,075	71
Withholding tax expense – current year	480	580	1,222
Withholding tax expense – Prior year over provision	-	(395)	-
Deferred tax expense	2,979	3,662	3,696
Origination and reversal of temporary differences	2,979	3,662	3,696

Tax expense – recognised in profit or loss	10,290	7,445	8,691

Tax recognised in other comprehensive income

Income tax - current year	-	-	-
Tax expense	10,290	7,445	8,691

Unrecognised deferred tax assets

	2019	2018	2017

Eersteling Gold Mining Company Limited	-	4,989	4,989
Caledonia Holdings Zimbabwe (Private) Limited	421	-	-
Greenstone Management Services Holdings Limited	276	191	116
Tax losses carried forward	697	5,180	5,105

Taxable losses do
not
expire for the entities incurring taxable losses within the Group. Tax losses carried forward relate to Greenstone Management Services Holdings Limited (UK) and Caledonia Holdings Zimbabwe (Private) Limited. Unrecognised tax losses of Eersteling Gold Mining Company Limited amounted to
$5
for
2019
and the unrecognised tax losses relating to the entity were transferred with the sale of the entity. Deferred tax assets have not
been recognised in these entities as future taxable income is not
deemed probable to utilise these losses against.

Tax paid	2019	2018	2017

Net income tax payable at January 1	(1,538)	(1,145)	(345)
Current tax expense	(7,310)	(3,783)	(4,995)
Foreign currency movement	3,168	46	(17)
Tax paid	5,517	3,344	4,212
Net income tax payable at December 31	(163)	(1,538)	(1,145)

Reconciliation of tax rate

	2019	2018	2017
Profit for the year	50,401	13,756	11,896
Total tax expense	10,290	7,445	8,691
Profit before tax	60,691	21,201	20,587

Income tax at Company's domestic tax rate (1)	-	-	-
Tax rate differences in foreign jurisdictions (2)	16,232	6,465	6,546
Effect of income tax calculated in RTGS$ as required by PN26 (3)	(8,526)	-	-
Management fee – Withholding tax on deemed dividend portion (4)	224	337	538
Management fee – non-deductible deemed dividend (4)	652	579	925
Management fee – withholding tax current year	129	96	427
Management fee – non-deductible withholding tax prior year (5)	-	(664)	-
Withholding tax on intercompany dividend	128	110	90
Non-deductible royalty expenses	933	882	901
Other non-deductible expenditure	39	137	107
Export incentive income credit relating to 2016	-	-	(284)
Export incentive income exemption (6)	(124)	(1,649)	(630)
Change in tax estimates
- Zimbabwean income tax (7)	29	795	-
- South African income tax	63	220	-
- Other	-	61	(45)
Change in unrecognised deferred tax assets	511	76	116
Tax expense - recognised in profit or loss	10,290	7,445	8,691

(1)	Enacted tax rate in Jersey, Channel Islands is 0% ( 2018: 0%; 2017: 0% )
(2)	Subsidiaries registered in Zimbabwe and South Africa are subject to a corporate tax rate of 25,75% and 28% respectively.
(3)
In
2019
ZIMRA issued
PN26
that was effected retrospectively from
February 22, 2019.
The public notice provided clarity on Section
4
(a) of the Finance Act [Chapter
23.04]
of Zimbabwe, that requires a company earning taxable income to pay tax in the same or other specified currency that the income is earned. PN
26
clarifies that the calculation of taxable income be performed in RTGS$ and that the payment of the tax be paid in the ratio of the currency that the turnover is earned. The reconciliating item reconciles the profit before tax calculated using US Dollars as the functional currency of the Zimbabwean entities to taxable income calculated in RTGS$.

(4)
Zimbabwean tax legislation changed during
2017
that gave rise to an additional withholding tax of
15%
going forward on a portion of the intercompany management fee considered to be a deemed dividend. The new legislation resulted in this portion of the management fee being not
deductible for income tax purposes in Zimbabwe from
January 1, 2017.

(5)
Withholding tax on the management fee was provided for and paid at
15%
in
2017.
However, in the
second
quarter of
2018
management obtained confirmation from the ZIMRA that the withholding tax rate was reduced to
5%
from
February 1, 2017.
The ZIMRA allowed an amount of
$395
to be offset against outstanding income tax liabilities in Zimbabwe.
The overpayment of withholding taxes on the management fee also resulted in a change of estimate reducing the
2017
non-deductible withholding tax in the South African subsidiary amounting to
$269,
estimated at
15%,
to
5%.
The change in estimate was accounted for prospectively in the
2018
year.

(6)
On
March 23, 2018,
the ZIMRA enacted a new finance act that provided for the export credit incentive to be tax exempt. The
2018
finance bill indicated that the export incentive income will be tax exempt from
June 1, 2017.
The new finance bill resulted in an income tax credit being applied in the
2018
income tax calculation giving rise to a credit for the export incentive income of
2017.

(7)
During the
second
quarter of
2018
management revised its estimated management fee fair value previously deducted against taxable income in the prior years. Management approached ZIMRA and reached a settlement on the amount allowed as a deduction.
No
penalties or interests were incurred.

Recognised deferred tax assets and liabilities

Deferred tax assets and liabilities are attributable to the following:

	Assets		Liabilities		Net
	2019	2018	2019	2018	*2019	*2018

Property, plant and equipment	-	-	(4,195)	(24,930)	(4,195)	(24,930)
Allowance for obsolete stock	22	258		-	22	258
Prepayments	-	-	(4)	(3)	(4)	(3)
Unrealised foreign exchange	309	34	-	-	309	34
Trade and other payables	739	-	-	-	739	-
Share based payments	5	13	-	-	5	13
Provisions	58	1,386	-	-	58	1,386
Other	-	12	-	-	-	12
Tax assets/ (liabilities)	1,133	1,703	(4,199)	(24,933)	(3,066)	(23,230)

*
The deferred tax liability consists of a deferred tax asset of
$63
(
2018:
$98
) from the South African operation and a net deferred tax liability of
$3,129
(
2018:
$23,328
) due to the Zimbabwean operation. The amounts are in different tax jurisdictions and cannot be offset. The amounts are presented as part of Non-current assets and a Non-current liabilities in the Statements of financial position. The deferred tax asset recognised is supported by evidence of probable future taxable income.

Movement in recognised deferred tax assets and liabilities

	Balance January 1, 2019	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2019
Property, plant and equipment	(24,930)	(4,561)	25,296	(4,195)
Allowance for obsolete stock	258	11	(247)	22
Prepayments	(3)	-	(1)	(4)
Unrealised foreign exchange	34	519	(244)	309
Trade and other payables	486	1,093	(840)	739
Share based payments	13	(9)	1	5
Provisions	852	11	(805)	58
Other	60	(43)	(17)	-
Total	(23,230)	(2,979)	23,143	(3,066)

	Balance January 1, 2018	Recognised in profit or loss	Foreign exchange movement	Balance December 31, 2018
Property, plant and equipment	(20,985)	(3,945)	-	(24,930)
Allowance for obsolete stock	35	223	-	258
Prepayments	(4)	-	1	(3)
Unrealised foreign exchange	97	(63)	-	34
Trade and other payables	429	57	-	486
Share based payments	12	3	(2)	13
Provisions	813	47	(8)	852
Other	48	16	(4)	60
Total	(19,555)	(3,662)	(13)	(23,230)